Dividends Declared	12 Months Ended
Dec. 31, 2023
Disclosure Of Dividends Per Share [abstract]
Dividends Declared	Dividend declared

	United States Dollar
Figures in millions unless otherwise stated	2023	2022	2021

2022 final dividend of 445 SA cents per share (2021: 260 SA cents and 2020: 320 SA cents) declared on 23 February 2023.	214.7	153.2	190.4
2023 interim dividend of 325 SA cents was declared during 2023 (2022: 300 SA cents and 2021: 210 SA cents).	153.9	151.2	131.9
A final dividend in respect of the financial year ended 31 December
2023 of 420 SA cents per share was approved by the Board of
Directors on 21 February 2024. This dividend payable is not
reflected in these financial statements.

Dividends are subject to Dividend Withholding Tax.
Total dividends	368.6	304.4	322.3
Dividends per share – cents	41	34	36